Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Commitments and Contingencies

18. Commitments and Contingencies

        There are no material legal proceedings to which the Company is a party or to which any of its properties are the subject, or other contingencies that the Company is aware of, other than routine litigation incidental to the Company's business. Furthermore, the Company does not have any commitments outstanding.